Operating Leases - Additional Information (Details)	6 Months Ended
Jun. 30, 2022
Fortaleza Knutsen
Operating Leases
Current bareboat charter expiration year	2023
Recife Knutsen
Operating Leases
Current bareboat charter expiration year	2023
Bodil Knutsen [Member]
Operating Leases
Time charter expiration year under options to extend	2024
Windsor Knutsen [Member]
Operating Leases
Current time charter expiration year	2023
Carmen Knutsen [Member]
Operating Leases
Current time charter expiration year	2023
Time charter expiration year under options to extend	2026
Hilda Knutsen
Operating Leases
Current time charter expiration year	2013
Time charter expiration year under options to extend	2022
Torill Knutsen [Member]
Operating Leases
Current time charter expiration year	2022
Time charter expiration year under options to extend	2024
Dan Cisne [Member]
Operating Leases
Current bareboat charter expiration year	2023
Dan Sabia [Member]
Operating Leases
Current bareboat charter expiration year	2024
Ingrid Knutsen [Member]
Operating Leases
Current time charter expiration year	2022
Time charter expiration year under options to extend	2024
Raquel Knutsen [Member]
Operating Leases
Current time charter expiration year	2025
Time charter expiration year under options to extend	2030
Tordis Knutsen [Member]
Operating Leases
Fixed term of contract	3 years
Current time charter expiration year	2022
Time charter expiration year under options to extend	2023
Vigdis Knutsen
Operating Leases
Fixed term of contract	3 years
Current time charter expiration year	2023
Time charter expiration year under options to extend	2023
Lena Knutsen [Member]
Operating Leases
Fixed term of contract	3 years
Time charter expiration year under options to extend	2023
Brasil Knutsen
Operating Leases
Current time charter expiration year	2022
Time charter expiration year under options to extend	2022
Anna Knutsen [Member]
Operating Leases
Current time charter expiration year	2024
Tove Knutsens [Member]
Operating Leases
Current time charter expiration year	2027
Time charter expiration year under options to extend	2040